Basis of consolidation (Detail Textuals) € / shares in Units, € in Thousands, $ in Thousands		2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2017 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 01, 2020 EUR (€)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 01, 2019 USD ($) shares
Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Number of shares purchased | shares									12,980,000
Cash transferred, subject to adjustment | $									$ 105,000
Total purchase price | $									108,899
Number of shares purchased value | $									$ 153,294
Cost incurred relating to the merger				€ 6,315
Revenue			€ 51,927
Profit (loss) for the period			€ (6,031)
Revenue of combined group if occurred				220,111
Profit (loss) of combined entity as if combination occurred at beginning of period				(13,891)
Business combination transaction related costs				23,112
Restricted cash and cash equivalents | $								$ 1,000
Spark Networks SE
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination | $								$ 10,000
Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cost incurred relating to the merger					€ 7,520
Revenue		€ 2,719
Profit (loss) for the period		€ (2,679)
Revenue of combined group if occurred					105,911
Reduction in revenue due to the write-offs of deferred revenue					943
Affinitas GmbH
Disclosure of detailed information about business combination [line items]
Number of shares purchased | shares	120,000
Total purchase price	€ 132
Number of shares purchased value	120
Transaction-related expenses	€ 12				12
Number of share exchange | shares	849,861
Value for share exchange	€ 5,730
Share exchange adjustment ratio | € / shares	€ 100
Transaction, advisory, and merger integration costs | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger				5,254
Severance costs | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger				1,061
General and administrative expenses | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger				109
General and administrative expenses | Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger					6,303
Technical operations and development expenses | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger				770
Technical operations and development expenses | Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger					356
Customer service expenses | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger				147
Sales and marketing expenses | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger				€ 35
Sales and marketing expenses | Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger					144
Cost of revenue | Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger					€ 717
Major business combination | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Cash transferred, final adjustment surplus						€ 451	$ 506